Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Mr. Lux ($)		Compensation Actually Paid to Mr. Lux(1) ($)		Average Summary Compensation Table for Non-PEO NEOs(2) ($)		Average Compensation Actually Paid to Non-PEO NEOs(1) ($)		Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3) ($)	Net Income (Loss)(4) ($)
2025	6,163,337		18,669,856		2,434,827		6,672,527		125.25	(9,660,000)
2024	5,061,976	(5)	2,799,371	(5)	2,169,267	(5)	1,199,064	(5)	52.51	(135,326,000)
2023	4,455,101		2,361,907		1,963,630		1,103,499		75.15	(18,876,000)

Named Executive Officers, Footnote	Represents the amount of “compensation actually paid” to Mr. Lux and the average “compensation actually paid” to the NEOs as a group (as listed in footnote 2 below), as computed in accordance with SEC rules and does not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Represents the average of the amounts reported for the NEOs as a group, excluding any NEO who served as Chief Executive Officer during any portion of the applicable year, in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating these amounts are Mr. Williams and Mr. Ivascu for each of 2023, 2024 and 2025.
PEO Total Compensation Amount	$ 6,163,337	$ 5,061,976	$ 4,455,101
PEO Actually Paid Compensation Amount	$ 18,669,856	2,799,371	2,361,907
Adjustment To PEO Compensation, Footnote

	Mr. Lux ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	6,163,337	2,434,827
Less, value of Stock Awards reported in Summary Compensation Table	(4,232,105)	(1,420,784)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	10,805,682	3,633,242
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	5,508,756	1,848,725
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	424,186	176,517
Less, prior year-end fair value of equity awards granted in prior years that failed to meet vesting conditions in the year	—	—
2025 Compensation Actually Paid	18,669,856	6,672,527

Non-PEO NEO Average Total Compensation Amount	$ 2,434,827	2,169,267	1,963,630
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,672,527	1,199,064	1,103,499
Adjustment to Non-PEO NEO Compensation Footnote

	Mr. Lux ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	6,163,337	2,434,827
Less, value of Stock Awards reported in Summary Compensation Table	(4,232,105)	(1,420,784)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	10,805,682	3,633,242
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	5,508,756	1,848,725
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	424,186	176,517
Less, prior year-end fair value of equity awards granted in prior years that failed to meet vesting conditions in the year	—	—
2025 Compensation Actually Paid	18,669,856	6,672,527

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 125.25	52.51	75.15
Net Income (Loss)	$ (9,660,000)	$ (135,326,000)	$ (18,876,000)
PEO Name	Mr. Lux
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2022.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.Reflects an immaterial correction to the previously disclosed amounts for 2024 resulting from a mathematical error.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,232,105)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,805,682
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,508,756
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	424,186
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,420,784)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,633,242
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,848,725
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	176,517
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0